Exceptional items (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Exceptional Items [line items]
Summary of Exceptional Items

	Note	2021 $m	2020 $m	2019 $m
Cost of sales:
Derecognition of right-of-use assets and lease liabilities	(a)(h)	–	22	–
Gain on lease termination	(b)	–	30	–
Provision for onerous contractual expenditure	(h)	–	(10)	–
Reorganisation costs	(c)(h)	–	(8)	–
		–	34	–

Administrative expenses:
Reorganisation costs	(c)	–	(19)	(20)
Acquisition and integration costs	(d)	–	(6)	(7)
Litigation and commercial disputes	(e)	(25)	(5)	(28)
		(25)	(30)	(55)
Impairment loss on financial assets	(f)	–	(48)	–

Other impairment charges:

Goodwill	(h)	–	–	(49)
Management agreements	13	–	(48)	(50)
Property, plant and equipment	14, (h)	–	(90)	–
Right-of-use assets	15, (h)	–	(16)	(32)
Associates	16	(4)	(19)	–
Contract assets	3	–	(53)	–
		(4)	(226)	(131)

Operating exceptional items		(29)	(270)	(186)

Financial expenses	(g)	–	(14)	–

Fair value gains on contingent purchase consideration	(h)	–	21	38

Exceptional items before tax		(29)	(263)	(148)

Tax on exceptional items	(i)	3	52	20
Exceptional tax	(j)	26	–	–

Tax		29	52	20

Operating exceptional items analysed as:
Americas		(22)	(118)	(62)
EMEAA		(7)	(128)	(109)
Greater China		–	(5)	–
Central		–	(19)	(15)
		(29)	(270)	(186)

Summary of tax impacts on exceptional items

	2021		2020		2019
	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m	Current tax $m	Deferred tax $m
Derecognition of right-of-use assets and lease liabilities	–	–	–	(4)	–	–
Provision for onerous contractual expenditure	–	–	–	2	–	–
Reorganisation costs	–	–	3	2	4	–
Acquisition and integration costs	–	–	1	–	–	–
Litigation and commercial disputes	–	4	–	–	–	6
Impairment loss on financial assets	–	–	4	2	–	–
Other impairment charges	–	1	6	37	–	18
Financial expenses	–	–	–	3	–	–
Fair value gains on contingent purchase consideration	–	–	–	(4)	–	(6)
Adjustments in respect of prior years a	(2)	–	–	–	–	(2)
	(2)	5	14	38	4	16
Total current and deferred tax		3		52		20

a	In 2021, relates to exceptional items recorded in 2014 which are undergoing tax audit (see page 171). In 2019, related to a 2014 disposal.

UK Portfolio [member]
Disclosure Of Exceptional Items [line items]
Summary of Exceptional Items

	2021 $m	2020 $m	2019 $m
Cost of sales:
Derecognition of right-of-use assets and lease liabilities	–	18	–
Provision for onerous contractual expenditure	–	(10)	–
Reorganisation costs	–	(4)	–
	–	4	–
Other impairment charges:
Goodwill	–	–	(49)
Property, plant and equipment	–	(50)	–
Right-of-use assets	–	–	(32)
	–	(50)	(81)
Operating exceptional items	–	(46)	(81)
Fair value gains on contingent purchase consideration (note 25)	–	21	38
Exceptional items before tax	–	(25)	(43)